Description of Organization and Business Operations (Details)							1 Months Ended	3 Months Ended	6 Months Ended					9 Months Ended	12 Months Ended
	Aug. 09, 2022 USD ($) $ / shares shares	Aug. 05, 2022 USD ($) $ / shares shares	Feb. 02, 2022 USD ($) $ / shares shares	Sep. 01, 2021 USD ($) $ / shares shares	Aug. 30, 2021 USD ($) shares	Jan. 18, 2021 USD ($) shares	Sep. 30, 2021 shares	Mar. 31, 2021 USD ($) shares	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2022 USD ($) item $ / shares shares	Jun. 30, 2021 USD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) M $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) item $ / shares shares
Subsidiary, Sale of Stock [Line Items]
Shares of CHW's ordinary shares | shares		9,593,970
Common shares, par value, (per share) | $ / shares		$ 0.0001							$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001			$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Redemption price per share | $ / shares		$ 10.03							$ 10.00	$ 10.00	$ 10.00	$ 10.00			$ 10.00	$ 10.00	$ 10.00	$ 10.00	$ 10.00	$ 10.00
Aggregate redemption amount		$ 96,192,551.15
Conversion of shares of Series P Shares into Wag's common stock | shares										1,100,000
Aggregate purchase price								$ 25,001									$ 25,000
Condition for future business combination number of businesses minimum											1	1							1	1
Sale of Private Placement Warrants (in shares) | shares				16,738,636											16,738,636	16,738,636	16,738,636	16,738,636	16,738,636	16,738,636
Proceeds from private placement warrants																	$ 4,238,636
Deferred underwriting fee payable									$ 4,375,000	$ 4,375,000	$ 4,375,000	$ 4,375,000			$ 4,375,000	$ 4,375,000	4,375,000	$ 4,375,000	$ 4,375,000	$ 4,375,000
Other offering costs									592,618	592,618	$ 592,618	592,618
Proceeds from Related Party Debt													$ 67,000
Payments for investment of cash in Trust Account																	125,000,000
Condition for future business combination use of proceeds percentage											80								80
Condition for future business combination threshold Percentage Ownership											50								50
Condition for future business combination threshold Net Tangible Assets															$ 5,000,001	$ 5,000,001	5,000,001	5,000,001	$ 5,000,001	5,000,001
Redemption limit percentage without prior consent																			15
Obligation to redeem Public Shares if entity does not complete a Business Combination (as a percent)																			100.00%
Maximum Allowed Dissolution Expenses																	100,000
Months to complete acquisition | M															15
Threshold business days for redemption of public shares																10 days
Cash									168,249	168,249	$ 168,249	168,249			$ 687,581	$ 687,581	687,581	687,581	$ 687,581	687,581
Investments held in trust account									125,190,736	125,190,736	125,190,736	125,190,736			$ 125,002,997	$ 125,002,997	125,002,997	$ 125,002,997	$ 125,002,997	$ 125,002,997
Working Capital									3,148,741								459,528
Amount deposited in trust account represented as income									$ 190,736	$ 190,736	$ 190,736	$ 190,736
Number of shares issued | shares		9,593,970
Aggregate purchase price								$ 25,001									25,000
Common Stock
Subsidiary, Sale of Stock [Line Items]
Shares of CHW's ordinary shares | shares								2,875,000										3,162,500
Common shares, par value, (per share) | $ / shares									$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Class of Warrant or Right, Outstanding | shares									91,130	91,130	91,130	91,130
Number of shares common stock | shares									500,000	500,000	500,000	500,000
Purchase price per share | $ / shares									$ 10.00	$ 10.00	$ 10.00	$ 10.00
Aggregate purchase price								$ 288	$ 5,000,000								316
Number of shares issued | shares								2,875,000										3,162,500
Aggregate purchase price								$ 288	$ 5,000,000								$ 316
Founder Shares
Subsidiary, Sale of Stock [Line Items]
Common shares, par value, (per share) | $ / shares									$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001			$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Aggregate purchase price									$ 6,750								$ 6,750
Aggregate purchase price									$ 6,750								$ 6,750
Officers and directors
Subsidiary, Sale of Stock [Line Items]
Number of shares common stock | shares									300,000	300,000	300,000	300,000
Subsequent Events.
Subsidiary, Sale of Stock [Line Items]
Aggregate redemption amount	$ 95,939,700
Business Combination Agreement | Subsequent Events.
Subsidiary, Sale of Stock [Line Items]
Shares of CHW's ordinary shares | shares	500,000
Common shares, par value, (per share) | $ / shares	$ 0.0001
Redemption price per share | $ / shares	$ 10.03
Aggregate redemption amount	$ 96,200,000
Class of Warrant or Right, Outstanding | shares	91,130
Conversion of shares of Series P Shares into Wag's common stock | shares	1,100,000
Number of shares common stock | shares	300,000
Aggregate purchase price	$ 5,000,000
Number of shares issued | shares	500,000
Aggregate purchase price	$ 5,000,000
Business Combination Agreement | Subsequent Events. | Credit Facility
Subsidiary, Sale of Stock [Line Items]
Amount of term loan			$ 30,000,000
Business Combination Agreement | Subsequent Events. | Founder Shares
Subsidiary, Sale of Stock [Line Items]
Forfeiture Shares | shares			360,750
Period for forfeiture of shares			3 years
PIPE and Backstop Investors | Subscription Agreements | Subsequent Events.
Subsidiary, Sale of Stock [Line Items]
Shares of CHW's ordinary shares | shares			500,000
Purchase price per share | $ / shares			$ 10.00
Aggregate purchase price			$ 5,000,000
Number of shares issued | shares			500,000
Aggregate purchase price			$ 5,000,000
Public Warrants
Subsidiary, Sale of Stock [Line Items]
Class of Warrant or Right, Outstanding | shares									12,500,000	12,500,000	12,500,000	12,500,000			12,500,000	12,500,000	12,500,000	12,500,000	12,500,000	12,500,000
Sale of Private Placement Warrants (in shares) | shares				1,500,000
Price of warrant | $ / shares				$ 10.00
Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Sale of Units in initial public offering, net of underwriting discounts and offering costs (in shares) | shares				11,000,000						11,000,000								11,000,000
Proceeds from issuance initial public offering				$ 110,000,000					$ 110,000,000					$ 110,000,000			$ 110,000,000
Transaction Costs				13,130,743					13,130,743	$ 13,130,743	$ 13,130,743	$ 13,130,743			$ 13,130,743	$ 13,130,743	13,130,743	$ 13,130,743	$ 13,130,743	$ 13,130,743
Underwriting fees				2,187,500					2,187,500	2,187,500	2,187,500	2,187,500			2,187,500	2,187,500	2,187,500	2,187,500	2,187,500	2,187,500
Deferred underwriting fee payable				4,375,000					4,375,000	4,375,000	4,375,000	4,375,000			4,375,000	4,375,000	4,375,000	4,375,000	4,375,000	4,375,000
Other offering costs				592,618											592,618	592,618	592,618	592,618	592,618	592,618
Fair value of shares issued to the anchor investors and representative shares				5,975,625					$ 5,975,625	$ 5,975,625	$ 5,975,625	$ 5,975,625			$ 5,975,625	$ 5,975,625	$ 5,975,625	$ 5,975,625	$ 5,975,625	$ 5,975,625
Contingent deferred underwriting fees payable				4,375,000
Payments for investment of cash in Trust Account				$ 125,000,000
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of Private Placement Warrants (in shares) | shares				4,000,000					4,000,000	4,000,000	4,000,000	4,000,000			4,000,000	4,000,000	4,000,000	4,000,000	4,000,000	4,000,000
Price of warrant | $ / shares				$ 1.00					$ 1.00	$ 1.00	$ 1.00	$ 1.00
Proceeds from private placement warrants				$ 4,000,000					$ 4,000,000
Private Placement [Member] | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Sale of Private Placement Warrants (in shares) | shares									4,000,000	4,000,000	4,000,000	4,000,000			4,000,000	4,000,000	4,000,000	4,000,000	4,000,000	4,000,000
Price of warrant | $ / shares									$ 1.00	$ 1.00	$ 1.00	$ 1.00			$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Proceeds from private placement warrants									$ 4,000,000								$ 4,000,000
Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Shares of CHW's ordinary shares | shares							62,500
Aggregate purchase price					$ 15,000,000
Sale of Units in initial public offering, net of underwriting discounts and offering costs (in shares) | shares				1,500,000														1,650,000
Proceeds from issuance initial public offering				$ 15,000,000
Sale of Private Placement Warrants (in shares) | shares					1,500,000
Proceeds from Issuance of Private Placement				$ 15,238,636
Redemption period upon closure					45 days
Number of shares issued | shares							62,500
Aggregate purchase price					$ 15,000,000
Over-allotment option | Founder Shares
Subsidiary, Sale of Stock [Line Items]
Redemption period upon closure					45 days
Over-allotment option | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Sale of Private Placement Warrants (in shares) | shares				238,636
Price of warrant | $ / shares				$ 1.00
Proceeds from private placement warrants				$ 238,636
Sponsor
Subsidiary, Sale of Stock [Line Items]
Number of shares cancellation founder warrants held by sponsor | shares										343,072
Sponsor | Founder Shares
Subsidiary, Sale of Stock [Line Items]
Shares of CHW's ordinary shares | shares						2,875,000
Aggregate purchase price						$ 25,000
Number of shares cancellation founder warrants held by sponsor | shares										20,000
Number of shares issued | shares						2,875,000
Aggregate purchase price						$ 25,000